First Quarter Report
October 31, 2023 (Unaudited)
Columbia Oregon Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.950%	600,000	600,000
Total Floating Rate Notes (Cost $600,000)			600,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,258,703
07/01/2031	5.000%	1,750,000	1,766,138
07/01/2032	5.000%	2,000,000	2,018,320
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,358,557
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,684,478
07/01/2036	5.000%	650,000	648,653
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,069,996
Total			14,804,845
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	180,000	177,597
06/15/2035	5.500%	540,000	509,408
Total			687,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	551,982
05/01/2036	5.000%	1,500,000	1,469,035
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	250,376
03/01/2025	5.000%	200,000	200,420
Pacific University
Series 2022
05/01/2037	4.000%	635,000	547,229
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	443,186
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	505,732
04/01/2031	5.000%	530,000	535,523
Total			4,503,483
Hospital 12.8%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	265,782
09/01/2030	5.000%	830,000	827,910
09/01/2031	5.000%	500,000	498,046
09/01/2032	5.000%	270,000	268,721
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,242,891
08/15/2037	5.000%	2,900,000	2,928,486
08/15/2039	4.000%	1,100,000	965,985
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,631,071
Series 2019A
07/01/2032	5.000%	5,175,000	5,454,219
2	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,287,219
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,034,545
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,608,856
06/01/2034	5.000%	3,185,000	3,199,944
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,604,199
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,015,664
05/15/2030	5.000%	1,000,000	1,015,200
05/15/2031	5.000%	1,025,000	1,039,195
05/15/2041	4.000%	2,500,000	2,081,507
Series 2019
05/15/2037	5.000%	2,305,000	2,321,875
Total			36,291,315
Local General Obligation 30.8%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	512,281
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	995,645
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,404,465
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	510,000	510,505
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	530,692
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,106,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
06/15/2026	4.000%	1,745,000	1,747,324
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,702,708
06/01/2027	5.000%	1,715,000	1,741,264
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	1,998,159
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,898,332
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	689,384
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,616,648
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	1,996,800
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	581,655
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	290,623
06/15/2029	5.000%	435,000	463,315
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	775,132
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,551,324
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,630,141

Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,056,189
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	570,406
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	187,845
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	526,586
06/15/2035	5.000%	1,000,000	1,049,206
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	591,384
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2033	4.000%	380,000	379,635
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,580,167
Series 2020
06/15/2029	5.000%	550,000	585,801
06/15/2038	4.000%	2,500,000	2,271,588
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	636,227
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,146,745
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,001,377
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,077,163
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2033	4.000%	1,000,000	1,001,020
06/15/2037	4.000%	2,000,000	1,874,433
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,349,916
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,437,213
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,247,274
06/15/2028	0.000%	1,480,000	1,225,796
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,557,109
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,040,954
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,053,757
06/15/2033	5.000%	240,000	252,966
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,528,227
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,112,576
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	1,500,000	1,599,990
Multnomah County School District No. 7 Reynolds(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,879,341
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	750,100
02/01/2028	4.000%	1,000,000	998,232

4	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,027,897
Series 2023
06/15/2038	5.000%	1,000,000	1,051,570
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,164,924
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	976,057
Series 2020B
06/15/2033	5.000%	1,450,000	1,553,086
06/15/2034	5.000%	2,000,000	2,132,569
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,683,158
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,665,785
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2029	4.000%	1,000,000	1,007,209
Total			87,574,445
Multi-Family 1.8%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	200,000	190,775
10/01/2036	5.000%	1,000,000	878,163
State of Oregon Housing & Community Services Department(e)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,959,430
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,991,868
Total			5,020,236
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 2.2%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	355,014
12/01/2034	5.000%	400,000	405,730
12/01/2035	5.000%	410,000	415,710
12/01/2036	5.000%	440,000	445,953
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	551,188
08/01/2030	5.000%	420,000	436,196
08/01/2031	5.000%	450,000	465,131
08/01/2032	5.000%	250,000	258,231
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,492,816
12/01/2036	5.000%	1,545,000	1,566,391
Total			6,392,360
Other Bond Issue 0.2%
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	609,134
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	870,283
01/01/2029	5.000%	1,120,000	1,146,257
Total			2,016,540
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,138,354
12/01/2035	4.000%	1,290,000	1,161,575
Total			2,299,929
Refunded / Escrowed 9.8%
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,511,690

Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,033,046
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	501,748
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,038,112
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	251,806
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,285,032
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,008,065
09/01/2032	4.000%	1,250,000	1,260,081
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,654,690
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	576,810
09/01/2035	5.000%	800,000	838,996
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,117,632
06/15/2031	5.000%	2,890,000	2,909,871
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,004,434
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,027,503
Total			28,019,516
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 1.0%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	189,260
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	304,319
12/01/2036	5.000%	900,000	786,539
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	614,745
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	530,581
05/15/2038	5.000%	500,000	454,371
Total			2,879,815
Single Family 2.1%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,429,807
Series 2020A
07/01/2028	1.700%	1,040,000	892,435
01/01/2029	1.750%	1,010,000	856,045
Series 2020C
07/01/2035	2.000%	2,000,000	1,460,438
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	889,937
01/01/2029	1.200%	250,000	203,054
01/01/2030	1.450%	375,000	308,005
Total			6,039,721
Special Non Property Tax 10.6%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	449,245
06/15/2031	5.000%	725,000	746,771
06/15/2032	5.000%	780,000	801,572

6	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,758,094
Series 2015D
04/01/2027	5.000%	2,500,000	2,539,432
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,047,769
Series 2023A
04/01/2040	5.000%	1,145,000	1,192,685
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,149,252
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,037,313
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,090,252
11/15/2038	5.000%	1,020,000	1,055,314
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,086,297
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,061,862
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,100,959
Tri-County Metropolitan Transportation District
Revenue Bonds
Series 2019A
09/01/2038	5.000%	1,000,000	1,033,866
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,560,033
09/01/2039	4.000%	1,460,000	1,315,879
Total			30,026,595
Special Property Tax 0.6%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	1,635,000	1,637,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 6.5%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	457,721
12/01/2031	2.000%	450,000	367,003
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,288,923
Series 2023
05/01/2040	5.000%	2,000,000	2,095,012
Series 2015F
05/01/2030	5.000%	5,565,000	5,649,953
Series 2019
06/01/2038	5.000%	3,000,000	3,107,364
Series 2019G
08/01/2033	5.000%	1,320,000	1,401,681
Series 2023G
08/01/2041	5.000%	2,320,000	2,422,282
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	767,072
Series 2016A
08/01/2031	3.500%	500,000	475,976
08/01/2032	3.500%	500,000	469,059
Total			18,502,046
Transportation 3.5%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,271,732
10/01/2027	5.000%	1,485,000	1,544,894
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,036,782
Total			9,853,408
Water & Sewer 8.0%
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,178,245
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,430,518

Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	501,113
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	198,132
08/01/2041	5.000%	525,000	545,196
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,068,077
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,373,762
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,571,371
Series 2014A
05/01/2028	4.000%	3,390,000	3,380,928
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	200,359
04/01/2026	4.000%	250,000	250,848
04/01/2027	4.000%	270,000	271,422
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	201,980
11/01/2033	5.000%	265,000	267,394
11/01/2034	5.000%	250,000	252,259
11/01/2035	5.000%	225,000	226,935
11/01/2036	5.000%	200,000	201,634
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,678,305
Total			22,798,478
Total Municipal Bonds (Cost $300,000,444)			279,956,486

Money Market Funds 0.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.823%(h)	1,259,592	1,259,592
Total Money Market Funds (Cost $1,259,592)		1,259,592
Total Investments in Securities (Cost: $301,860,036)		281,816,078
Other Assets & Liabilities, Net		2,729,605
Net Assets		284,545,683

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $2,365,077, which represents 0.83% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2023, the total value of these securities amounted to $5,894,166, which represents 2.07% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	U.S. Department of Housing and Urban Development
8	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2023 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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